Other Post-Employment Benefits and Other Employee Benefit Plans - Estimated Future Benefit Payments (Detail) (Other Postretirement Benefit Plans Legacy Sealed Air [Member], USD $)
In Millions, unless otherwise specified
Dec. 31, 2013
Other Postretirement Benefit Plans Legacy Sealed Air [Member]
Defined Benefit Plan Disclosure [Line Items]
2014	$ 5.9
2015	5.6
2016	5.4
2017	5.3
2018	5.4
Thereafter	26.5
Total	$ 54.1